COMMITMENTS AND CONTINGENCIES - BMW Agreement (Details)	Nov. 16, 2015
BMW Agreement | EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Commitments And Contingencies [Line Items]
Term of charging services from the date of purchase	2 years